Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Company's Liabilities Arising from Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 53,229	$ 28,305
Repayment	(49,867)	(57,562)
Proceeds	53,471	64,093
Total cash flow	3,604	6,531
Acquisitions	0	16,114
Amortization of finance costs	242	231
Interest accretion on balances of purchase payable	835	318
Impacts of foreign exchange	(1,061)	1,730
Reclassification Credit Facility (note 10)	0
Reclassification other long-term debt	0	0
Total non cash	(1,882)	18,393
Ending balance	54,951	53,229
Forgiveness of PPP loan	1,898	0
Line of credit and demand loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	0
Repayment		(3,153)
Proceeds		0
Total cash flow		(3,153)
Acquisitions		3,153
Amortization of finance costs		0
Interest accretion on balances of purchase payable		0
Impacts of foreign exchange		0
Reclassification other long-term debt		0
Total non cash		3,153
Ending balance		0
Current portion of long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,143	1,000
Repayment	0	(4,273)
Proceeds	0	2,517
Total cash flow	0	(1,756)
Acquisitions	0	1,105
Amortization of finance costs	0	0
Interest accretion on balances of purchase payable	0	0
Impacts of foreign exchange	270	0
Reclassification Credit Facility (note 10)	31,023
Reclassification other long-term debt	2,698	794
Total non cash	33,991	1,899
Ending balance	35,134	1,143
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	52,086	27,305
Repayment	(49,867)	(50,136)
Proceeds	53,471	61,576
Total cash flow	3,604	11,440
Acquisitions	0	11,856
Amortization of finance costs	242	231
Interest accretion on balances of purchase payable	835	318
Impacts of foreign exchange	(1,331)	1,730
Reclassification Credit Facility (note 10)	(31,023)
Reclassification other long-term debt	(2,698)	(794)
Total non cash	(35,873)	13,341
Ending balance	19,817	$ 52,086
Forgiveness of PPP loan	$ (1,898)